Earnings Per Share - Schedule of Diluted Earnings Per Share and Weighted Average Number of Common Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income	$ 823,232	$ 754,405	[1]
Weighted average number of common shares	89,359,582	93,054,245	[1]
Dilutive effect of Stock options and restricted share units	1,898,097	2,281,778
Weighted average number of diluted common shares	91,257,679	95,336,023
Earnings per share - diluted (in dollars)	$ 9.02	$ 7.91	[1]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))